5. ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll expenses	$ 164,231	$ 68,920
Other accrued liabilities	34,716	49,286
Total accrued expenses	$ 198,947	$ 118,206	$ 222,703